Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 35,491	$ 31,852
Contingent liabilities
Net operating loss carryforwards:
Deferred tax assets operating loss carryforwards	198,820	138,698
Less valuation allowance	(163,329)	(106,846)
Total deferred tax assets	35,491	31,852
PRC [Member]
Net operating loss carryforwards:
Net operating loss carryforwards	153,696	97,192
HONG KONG [Member]
Net operating loss carryforwards:
Net operating loss carryforwards	$ 9,633	$ 9,654